PENSION COST	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
PENSION COST

10. PENSION COST

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Malaysia and the PRC. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. The total contributions made by the Company were $2,734 and $1,078 for the years ended December 31, 2014 and 2013, respectively.